United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4017

(Investment Company Act File Number)

Federated Equity Funds

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/16

Date of Reporting Period: Quarter ended 07/31/16

Item 1. Schedule of Investments

Federated Kaufmann Fund
Portfolio of Investments
July 31, 2016 (unaudited)
Principal Amount or Shares			Value
		COMMON STOCKS—90.3%
		Consumer Discretionary—10.9%
600,000	[1]	Abercrombie & Fitch Co., Class A	$12,426,000
83,400	[2]	Amazon.com, Inc.	63,284,754
315,994	[1]	Clubcorp Holdings, Inc.	4,581,913
200,000	[1]	Cracker Barrel Old Country Store, Inc.	31,482,000
1,055,000	[1,2]	Dave & Buster's Entertainment, Inc.	46,947,500
940,000	[1]	Hanesbrands, Inc.	25,060,400
1,675,000	[1]	Hilton Worldwide Holdings, Inc.	38,843,250
670,000		Las Vegas Sands Corp.	33,935,500
927,300	[1,2]	Michaels COS, Inc.	24,443,628
220,000	[2]	Mohawk Industries, Inc.	45,966,800
446,000		Moncler S.p.A	7,813,783
27,091,412		NagaCorp Limited	18,512,726
980,000	[2]	One Group Hospitality, Inc./The	2,410,800
7,055,000		Samsonite International SA	19,964,182
300,000	[1]	Six Flags Entertainment Corp.	16,917,000
1,360,000		Starbucks Corp.	78,948,000
275,000		Tractor Supply Co.	25,203,750
247,400	[1]	Whirlpool Corp.	47,589,864
1,135,900	[2]	Yoox Net-A-Porter Group	31,782,744
		TOTAL	576,114,594
		Consumer Staples—3.2%
888,000	[1,2]	Blue Buffalo Pet Products, Inc.	22,803,840
196,154		CVS Health Corp.	18,187,399
250,000	[1,2]	Hain Celestial Group, Inc.	13,197,500
335,000		Smucker (J.M.) Co.	51,643,600
1,000,000	[1,2]	Sprouts Farmers Market, Inc.	23,130,000
488,000		Walgreens Boots Alliance, Inc.	38,674,000
		TOTAL	167,636,339
		Energy—1.1%
97,600	[1]	Core Laboratories NV	11,400,656
1,274,400		US Silica Holdings, Inc.	43,928,568
		TOTAL	55,329,224
		Financials—8.8%
68,200	[2]	Affiliated Managers Group	10,010,396
1,350,000		American International Group, Inc.	73,494,000
282,800	[1]	BlackRock, Inc.	103,575,500
1,150,000	[1,2]	CBRE Group, Inc.	32,717,500
2,750,000		Chimera Investment Corp.	46,145,000
530,000		Crown Castle International Corp.	51,425,900
3,100,000		EverBank Financial Corp.	55,676,000
1	[2,3,4]	FA Private Equity Fund IV LP	461,280
1	[2,3,4]	Infrastructure Fund	0
200,000	[1]	Lamar Advertising Co.	13,572,000
300,000		MGM Growth Properties LLC	8,133,000
1	[2,3,4]	Peachtree Leadscope LLC	0
1

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Financials—continued
730,000	[1]	Ryman Hospitality Properties	$41,055,200
570,000	[1]	Wells Fargo & Co.	27,342,900
		TOTAL	463,608,676
		Health Care—30.7%
496,450	[1,2]	Acadia Healthcare Co., Inc.	28,049,425
316,600	[1,2]	Acadia Pharmaceuticals, Inc.	11,726,864
300,000		Agilent Technologies, Inc.	14,433,000
1,000,000	[2]	Alkermes, Inc.	49,900,000
500,000	[2]	Allergan PLC	126,475,000
1,100,000	[2]	Amphastar Pharmaceuticals, Inc.	17,798,000
1	[3,4]	Apollo Investment Fund V	353,208
1,359,250	[2,5]	arGEN-x	19,384,776
185,995	[2]	aTyr Pharma, Inc.	634,243
6,978,566	[2,4]	BioNano Genomics, Inc.	0
1,100,000	[2]	Boston Scientific Corp.	26,708,000
170,000	[1,2]	Cerner Corp.	10,606,300
1,735,000	[2,5]	ContraFect Corp.	4,129,300
12,439,968	[2,5]	Corcept Therapeutics, Inc.	72,151,814
500,000	[1]	Danaher Corp.	40,720,000
1,566,065	[1,2]	Dexcom, Inc.	144,438,175
8,829,511	[1,2,4,5]	Dyax Corp.	9,800,757
2,000,000	[2,5]	Dynavax Technologies Corp.	30,860,000
987,071	[1,2,5]	Egalet Corp.	7,294,455
280,000	[1,2]	GW Pharmaceuticals PLC, ADR	26,409,600
881,500	[2]	Galapagos NV	48,332,137
956,807	[1,2]	Galapagos NV, ADR	52,787,042
472,900	[2]	Genmab A/S	85,487,651
900,000	[1,2]	Glaukos Corp.	31,464,000
324,533	[1,2]	HealthEquity, Inc.	9,580,214
500,000	[2]	IDEXX Laboratories, Inc.	46,895,000
1,430,000	[1,2,5]	Intersect ENT, Inc.	22,651,200
1	[3,4]	Latin Healthcare Fund	439,378
500,000	[1,2]	MacroGenics, Inc.	15,295,000
436,000	[1]	Medtronic PLC	38,206,680
5,078,000	[1,2,5]	Minerva Neurosciences, Inc.	56,365,800
1,000,000	[1,2]	Nektar Therapeutics	17,290,000
268,885	[1,2]	Nevro Corp.	22,236,789
95,694	[1,2]	Ocular Therapeutix, Inc.	418,183
2,670,016	[1,2,5]	Otonomy, Inc.	38,341,430
325,000	[1,2]	Penumbra, Inc.	22,200,750
880,000	[2]	Poxel SA	7,509,671
449,435	[1,2]	Premier, Inc.	14,696,525
11,301,600	[2,5]	Progenics Pharmaceuticals, Inc.	66,114,360
750,000	[1,2]	Repligen Corp.	21,450,000
238,900	[2]	SAGE Therapeutics, Inc.	10,717,054
2,635,000	[1,2,5]	SCYNEXIS, Inc.	5,322,700
945,000	[1,2]	Seres Therapeutics, Inc.	10,338,300
959,018	[2,4,5]	Soteira, Inc.	0
1,400,000	[1,2,5]	Spark Therapeutics, Inc.	81,116,000
2

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
1,200,000	[2,5]	SteadyMed Ltd.	$3,912,000
1,173,832	[2,4,5]	SteadyMed Ltd.	3,674,094
589,000	[1,2]	Tesaro, Inc.	54,918,360
370,800	[1,2]	Ultragenyx Pharmaceutical, Inc.	23,464,224
120,000	[2]	VCA, Inc.	8,560,800
3,500,000	[2]	Veeva Systems, Inc.	132,965,000
700,000	[1,2]	Versartis, Inc.	8,050,000
38,076		West Pharmaceutical Services, Inc.	3,056,741
1,173,254	[1,2,5]	Zogenix, Inc.	10,711,809
		TOTAL	1,616,441,809
		Industrials—6.7%
158,800	[1]	Acuity Brands, Inc.	41,673,884
2,175,000	[1]	Air Lease Corp.	62,661,750
281,200	[1]	Equifax, Inc.	37,247,752
800,000		KAR Auction Services, Inc.	34,216,000
485,011		Owens Corning, Inc.	25,661,932
725,000	[1,2]	Rexnord Corp.	15,435,250
378,000	[1]	Ryder System, Inc.	24,910,200
378,200		Safran SA	25,671,861
567,300		Union Pacific Corp.	52,787,265
400,000	[1,2]	Verisk Analytics, Inc.	34,112,000
		TOTAL	354,377,894
		Information Technology—22.4%
130,000	[2]	Adobe Systems, Inc.	12,721,800
675,000	[2]	Alibaba Group Holding Ltd., ADR	55,674,000
625,000	[1]	Amadeus IT Holding SA	29,314,557
500,000	[1]	Broadcom Ltd.	80,990,000
1,000,000	[1,2]	BroadSoft, Inc.	44,830,000
435,000	[2]	ChannelAdvisor Corp.	6,855,600
180,000	[1,2]	Check Point Software Technologies Ltd.	13,838,400
337,000	[2]	CoStar Group, Inc.	70,062,300
1,059,322	[2,3,4]	Expand Networks Ltd.	0
800,000	[1,2]	Fitbit, Inc.	10,928,000
960,000	[1,2]	Fleetmatics Group PLC	41,241,600
750,000	[1,2]	GoDaddy, Inc.	22,440,000
46,948	[1,2]	GrubHub, Inc.	1,780,268
122,005	[1,2]	Line Corp., ADR	4,480,024
1,539,700	[2]	Microsemi Corp.	60,048,300
1,500,000	[1,2]	Mobileye NV	71,865,000
1,225,000	[2]	NIC, Inc.	28,567,000
1,105,300	[1,2]	NXP Semiconductors NV	92,944,677
320,000	[1,2]	NetSuite, Inc.	34,832,000
1	[2,3,4]	Peachtree Open Networks	0
562,300	[1,2]	Q2 Holdings, Inc.	16,689,064
1,423,600	[1,2]	RADWARE Ltd.	17,524,516
500,000	[2]	Salesforce.com, Inc.	40,900,000
3,751	[2,3,4]	Sensable Technologies, Inc.	0
1,400,000	[2]	ServiceNow, Inc.	104,888,000
453,000	[1,2]	Splunk, Inc.	28,330,620
3

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
730,000	[1,2]	Tyler Technologies, Inc.	$119,004,600
1,100,000	[2]	Vantiv, Inc.	60,247,000
1,000,000	[1,2]	Workday, Inc.	83,340,000
695,000	[1,2]	Zillow Group, Inc.	27,278,750
		TOTAL	1,181,616,076
		Materials—6.0%
521,000	[1]	Eagle Materials, Inc.	43,737,950
820,000		Huntsman Corp.	12,677,200
375,000	[1,2]	Ingevity Corp.	14,351,250
387,500		Martin Marietta Materials	78,526,875
376,400		Sherwin-Williams Co.	112,818,372
443,500	[1]	Vulcan Materials Co.	54,985,130
		TOTAL	317,096,777
		Telecommunication Services—0.5%
838,700	[2]	Zayo Group Holdings, Inc.	23,735,210
		TOTAL COMMON STOCKS (IDENTIFIED COST $3,304,817,871)	4,755,956,599
		CORPORATE BOND—0.1%
		Health Care—0.1%
$4,600,000		Protalix Biotherapeutics, Inc., Conv. Bond, 4.50%, 9/15/2018 (IDENTIFIED COST $4,600,000)	3,281,410
		PREFERRED STOCKS—0.0%
		Health Care—0.0%
117,816	[2,3,5]	SteadyMed Ltd., Pfd.	384,080
		Information Technology—0.0%
679,348	[2,3,4]	Multiplex, Inc., Pfd., Series C	0
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $6,000,001)	384,080
		WARRANTS—0.1%
		Health Care—0.1%
1,735,000	[2]	ContraFect Corp., 7/24/2016	2,342,597
848,250	[2,5]	SCYNEXIS, Inc., 6/24/2021	861,228
1,173,832	[2,5]	SteadyMed Ltd., 8/2/2021	146,729
7,425,000	[2,5]	Zogenix, Inc., 7/27/2017	2,062,665
		TOTAL WARRANTS (IDENTIFIED COST $164,079)	5,413,219
		INVESTMENT COMPANIES—27.8%
847,700,312	[5,7]	Federated Institutional Money Market Management, Institutional Shares, 0.41%[6]	847,700,312
616,831,531	[5]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.36%[6]	616,831,531
		TOTAL INVESTMENT COMPANIES (AT NET ASSET VALUE) $1,464,531,843)	1,464,531,843
		TOTAL INVESTMENTS—118.3% (IDENTIFIED COST $4,780,113,794)[8]	6,229,567,151
		OTHER ASSETS AND LIABILITIES - NET—(18.3)%[9]	(964,869,880)
		TOTAL NET ASSETS—100%	$5,264,697,271
1	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

Market Value of Securities on Loan	Market Value of Collateral
$ 811,080,288	$847,700,312
4

2	Non-income-producing security.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2016, these restricted securities amounted to $1,637,946, which represented 0.0% of total net assets.

Security	Acquisition Date	Cost	Market Value
Apollo Investment Fund V	5/18/2001	$0	$353,208
Expand Networks Ltd.	9/22/2000	$2,500,000	$0
FA Private Equity Fund IV LP	3/4/2002	$71,148	$461,280
Infrastructure Fund	8/11/2000	$404,496	$0
Latin Healthcare Fund	11/28/2000	$0	$439,378
Multiplex, Inc., Pfd., Series C	2/22/2001	$5,000,001	$0
Peachtree Leadscope LLC	6/30/2000	$674,115	$0
Peachtree Open Networks	10/5/2000	$892,599	$0
Sensable Technologies, Inc.	10/15/2004	$0	$0
SteadyMed Ltd.	1/26/2015	$1,000,000	$384,080
4	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
5	Affiliated companies and holdings.

Affiliates	Balance of Shares Held 10/31/2015	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 7/31/2016	Value	Dividend Income
arGEN-x	—	1,359,250	—	1,359,250	$19,384,776	$—
**BioDelivery Sciences International, Inc.	2,425,000	—	(2,425,000)	—	—	—
**Catalyst Pharmaceutical Partners, Inc.	3,000,000	500,000	(3,500,000)	—	—	—
ChannelAdvisor Corp.	1,200,000	—	(765,000)	435,000	6,855,600	—
Corcept Therapeutics, Inc.	12,439,968	—	—	12,439,968	72,151,814	—
Dyax	—	8,829,511	—	8,829,511	9,800,757
**Dyax Corp.	9,000,000	—	(9,000,000)	—	—	—
Dynavax Technologies Corp.	1,816,759	183,241	—	2,000,000	30,860,000	—
Egalet Corp.	1,540,000	287,071	(840,000)	987,071	7,294,455	—
**ExamWorks Group, Inc.	2,100,000	444,296	(2,544,296)	—	—	—
*Galapagos NV	1,240,000	121,500	(480,000)	881,500	48,332,137	—
*Galapagos NV, ADR	956,807	—	—	956,807	52,787,042	—
Intersect ENT, Inc.	948,832	1,051,168	(570,000)	1,430,000	22,651,200
**Minerva Neurosciences, Inc.	2,120,000	—	(2,120,000)	—	—	—
Minerva Neurosciences, Inc.	—	5,078,000	—	5,078,000	56,365,800	—
**Minerva Neurosciences, Inc., 3/18/2017	2,120,000	—	(2,120,000)	—	—	—
*Ocular Therapeutix, Inc.	1,291,427	—	(1,195,733)	95,694	418,183	—
Otonomy, Inc.	902,467	2,097,533	(739,874)	2,260,126	38,341,430	—
**Otonomy, Inc.	409,890	—	(409,890)	—	—	—
Premier, Inc.	1,391,627	—	(942,192)	449,435	14,696,525	—
Progenics Pharmaceuticals, Inc.	11,301,600	—	—	11,301,600	66,114,360	—
SCYNEXIS, Inc.	750,000	2,733,250	—	3,483,250	6,183,928	—
Soteira, Inc.	959,018	—	—	959,018	—	—
SteadyMed Ltd.	1,200,000	—	—	1,200,000	3,912,000	—
SteadyMed Ltd.	117,816	—	—	117,816	384,080
SteadyMed Ltd.	—	1,173,832	—	1,173,832	3,674,094
SteadyMed Ltd., 8/2/2021	—	1,173,832	—	1,173,832	146,729	—
**Textura, Inc.	2,700,000	530,000	(3,230,000)	—	—	—
**Threshold Pharmaceuticals, Inc., Class THL	3,461,045	—	(3,461,045)	—	—
Zogenix, Inc.	1,738,998	111,827	(677,571)	1,173,254	10,711,809	—
Zogenix, Inc., 7/27/2017	7,425,000	—	—	7,425,000	2,062,665	—
**Zynerba Pharmaceuticals, Inc.	254,900	—	(254,900)	—	—	—
5

Affiliates	Balance of Shares Held 10/31/2015	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 7/31/2016	Value	Dividend Income
TOTAL OF AFFILIATED COMPANIES	74,811,154	25,674,311	(35,275,501)	65,209,964	$473,129,384	$—
*	At July 31, 2016, the Fund no longer has ownership of at least 5% of the voting shares.
**	At July 31, 2016, the security is no longer held in the Fund's portfolio of investments.
Transactions involving the affiliated holding during the period ended January 31, 2016, were as follows:
	Federated Institutional Money Market Management, Institutional Shares	Federated Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Balance of Shares Held 10/31/2015	1,211,126,225	652,093,317	1,863,219,542
Purchases/Additions	3,311,584,413	1,227,445,816	4,539,030,229
Sales/Reductions	(3,675,010,326)	(1,262,707,602)	(4,937,717,928)
Balance of Shares Held 7/31/2016	847,700,312	616,831,561	1,464,531,873
Value	$847,700,312	$616,831,561	$1,464,531,873
Dividend Income	$2,760,534	$1,553,049	$4,313,583
6	7-day net yield.
7	All or a portion of this security is held as collateral for securities lending.
8	At July 31, 2016, the cost of investments for federal tax purposes was $4,780,113,794. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities was $1,449,453,357. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,584,936,194 and net unrealized depreciation from investments for those securities having an excess of cost over value of $135,482,837.
9	Assets, other than investments in securities, less liabilities. A significant portion of this balance represents loans to unaffiliated qualified brokers for securities lending. The Fund receives cash from the broker as collateral for the securities and reinvests the collateral in certain short-term securities such as repurchase agreements or money market mutual funds.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2016.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
6

Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibly for any fair valuations made in response to a significant event.
7

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$3,974,386,279	$—	$11,054,623	$3,985,440,902
International	473,067,515	293,774,088	3,674,094	770,515,697
Preferred Stocks
Domestic	—	—	—	—
International	384,080	—	—	384,080
Debt Securities:
Corporate Bonds	—	3,281,410	—	3,281,410
Warrants	—	5,413,219	—	5,413,219
Investment Companies	1,464,531,843	—	—	1,464,531,843
TOTAL SECURITIES	$5,912,369,717	$302,468,717	$14,728,717	$6,229,567,151
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
SA	—Support Agreement
8
Federated Kaufmann Large Cap Fund
Portfolio of Investments
July 31, 2016 (unaudited)
Shares			Value
		COMMON STOCKS—97.7%
		Consumer Discretionary—19.2%
97,700	[1]	Amazon.com, Inc.	$$74,135,737
2,137,600		Hilton Worldwide Holdings, Inc.	49,570,944
340,000		Home Depot, Inc.	47,001,600
20	[1,2]	New Cotai LLC/Capital	298,623
1,095,000		Starbucks Corp.	63,564,750
880,000		TJX Cos., Inc.	71,913,600
709,300		Tractor Supply Co.	65,007,345
263,600	[1]	Ulta Salon Cosmetics & Fragrance, Inc.	68,854,956
360,000		Walt Disney Co.	34,542,000
432,400		Whirlpool Corp.	83,176,464
		TOTAL	558,066,019
		Consumer Staples—1.9%
610,000		CVS Health Corp.	56,559,200
		Energy—1.3%
237,000		Pioneer Natural Resources, Inc.	38,529,090
		Financials—12.4%
1,090,000		American International Group, Inc.	59,339,600
178,300		BlackRock, Inc.	65,302,375
2,030,000	[1]	CBRE Group, Inc.	57,753,500
610,000		Crown Castle International Corp.	59,188,300
973,300		JPMorgan Chase & Co.	62,262,001
1,173,000		Wells Fargo & Co.	56,268,810
		TOTAL	360,114,586
		Health Care—23.8%
432,600	[1]	Alexion Pharmaceuticals, Inc.	55,632,360
257,500	[1]	Allergan PLC	65,134,625
1,185,000	[1]	Boston Scientific Corp.	28,771,800
768,700		Bristol-Myers Squibb Co.	57,506,447
825,000	[1]	Cerner Corp.	51,471,750
718,000	[1]	Dexcom, Inc.	66,221,140
473,000	[1]	Genmab A/S	85,505,729
658,700	[1]	IDEXX Laboratories, Inc.	61,779,473
830,000		Medtronic PLC	72,732,900
476,078	[1]	Premier, Inc.	15,567,750
1,074,800		Shire PLC	69,491,499
1,200,000		Zoetis, Inc.	60,564,000
		TOTAL	690,379,473
		Industrials—8.3%
152,200		Acuity Brands, Inc.	39,941,846
1,500,000	[1]	AerCap Holdings NV	54,765,000
180,000		FedEx Corp.	29,142,000
685,000		Ingersoll-Rand PLC, Class A	45,388,100
540,000		Osram Licht AG	28,039,337
488,200		Union Pacific Corp.	45,427,010
		TOTAL	242,703,293
		Information Technology—24.3%
595,000	[1]	Alibaba Group Holding Ltd., ADR	49,075,600
1

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
105,300	[1]	Alphabet, Inc.	$83,328,102
910,000	[3]	Amadeus IT Holding SA	42,681,996
460,000		Broadcom Ltd.	74,510,800
625,000	[1]	Facebook, Inc.	77,462,500
600,000		Mastercard, Inc.	57,144,000
1,145,000		Microsoft Corporation	64,898,600
771,300	[1]	NXP Semiconductors NV	64,858,617
850,000	[1]	Salesforce.com, Inc.	69,530,000
1,201,800	[1]	Vantiv, Inc.	65,822,586
730,000	[3]	Visa, Inc., Class A	56,976,500
		TOTAL	706,289,301
		Materials—4.0%
223,000		Martin Marietta Materials	45,190,950
233,300		Sherwin-Williams Co.	69,927,009
		TOTAL	115,117,959
		Telecommunication Services—2.5%
1,591,800	[1]	T-Mobile USA, Inc.	73,764,012
		TOTAL COMMON STOCKS (IDENTIFIED COST $2,279,641,844)	2,841,522,933
		INVESTMENT COMPANIES—5.4%[4]
75,662,050	[5]	Federated Institutional Money Market Management, Institutional Shares, 0.41%[6]	75,662,050
80,147,126		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.36%[6]	80,147,126
		TOTAL INVESTMENT COMPANIES (AT NET ASSET VALUE)	155,809,176
		TOTAL INVESTMENTS—103.1% (IDENTIFIED COST $2,435,451,020)[7]	2,997,332,109
		OTHER ASSETS AND LIABILITIES - NET—(3.1)%[8]	(90,612,215)
		TOTAL NET ASSETS—100%	$2,906,719,894
1	Non-income-producing security.
2	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees.
3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

Market Value of Securities on Loan	Market Value of Collateral
$74,811,883	$75,662,050
4	Affiliated company or holdings.
Transactions involving an affiliated company during the period ended July 31, 2016, were as follows:
Affiliates	Balance of Shares Held 10/31/2015	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 7/31/2016	Value	Dividend Income
Premier, Inc.	1,264,659	—	(788,581)	476,078	$15,567,750	—
2

Transactions involving the affiliated holdings during the period ended July 31, 2016, were as follows:
	Federated Institutional Money Market Management, Institutional Shares	Federated Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Balance of Shares Held 10/31/2015	79,491,400	309,342,785	388,834,185
Purchases/Additions	499,730,879	653,155,635	1,152,886,514
Sales/Reductions	(503,560,229)	(882,351,294)	(1,385,911,523)
Balance of Shares Held 7/31/2016	75,662,050	80,147,126	155,809,176
Value	$75,662,050	$80,147,126	$155,809,176
Dividend Income	$220,691	$412,416	$633,107
5	All or a portion of this security is held as collateral for securities lending.
6	7-day net yield.
7	At July 31, 2016, the cost of investments for federal tax purposes was $2,435,451,020. The net unrealized appreciation of investments for federal tax purposes was $561,881,089. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $619,317,981 and net unrealized depreciation from investments for those securities having an excess of cost over value of $57,436,892.
8	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2016.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
3

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of July 31, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1– Quoted Prices	Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$2,381,672,632	$—	$298,623	$2,381,971,255
International	233,833,117	225,718,561	—	459,551,678
Investment Companies	155,809,176	—	—	155,809,176
TOTAL SECURITIES	$2,771,314,925	$225,718,561	$298,623	$2,997,332,109
The following acronym is used throughout this portfolio:
ADR	—American Depositary Receipt
4
Federated Kaufmann Small Cap Fund
Portfolio of Investments
July 31, 2016 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—94.9%
		Consumer Discretionary—14.2%
117,400		AMC Entertainment Holdings, Inc.	$$3,453,908
445,200		Clubcorp Holdings, Inc.	6,455,400
34,800	[1]	Cracker Barrel Old Country Store, Inc.	5,477,868
157,200	[2]	Dave & Buster's Entertainment, Inc.	6,995,400
250,000	[1,2]	Duluth Holdings, Inc.	6,200,000
90,000	[2]	Five Below, Inc.	4,590,900
116,400	[1,2]	Habit Restaurants, Inc./The, Class A	1,890,336
262,400		Moncler SpA	4,597,167
7,093,000		NagaCorp Limited	4,846,952
105,500	[1,2]	Nord Anglia Education, Inc.	2,296,735
280,000	[1,2]	Planet Fitness, Inc.	5,740,000
660,000		Samsonite International SA	1,867,663
55,900	[2]	Shutterfly, Inc.	2,973,321
126,000		Six Flags Entertainment Corp.	7,105,140
400,000	[1,2]	Sportsman's Warehouse Holdings, Inc.	4,072,000
91,000	[2,3]	Townsquare Media, Inc., Class A	744,380
41,200		Vail Resorts, Inc.	5,894,484
290,000	[1,2]	Wingstop, Inc.	7,540,000
201,400	[2]	Yoox Net-A-Porter Group	5,635,218
212,300	[1,2]	Zoe's Kitchen, Inc.	7,545,142
		TOTAL	95,922,014
		Consumer Staples—1.3%
200,000	[2]	AdvancePierre Foods Holdings, Inc.	4,784,000
142,500	[1,2]	Blue Buffalo Pet Products, Inc.	3,659,400
		TOTAL	8,443,400
		Energy—1.5%
730,000	[2]	Independence Contract Drilling, Inc.	3,671,900
180,200		US Silica Holdings, Inc.	6,211,494
		TOTAL	9,883,394
		Financials—6.3%
500,000		Chimera Investment Corp.	8,390,000
132,100		Cyrusone, Inc.	7,241,722
425,000		EverBank Financial Corp.	7,633,000
238,600		Hannon Armstrong Sustainable Infrastructure Capital, Inc.	5,366,114
50,000	[2]	Kinsale Capital Group, Inc.	913,500
110,000		MGM Growth Properties LLC	2,982,100
70,000		National Storage Affiliates Trust	1,495,900
146,700		Ryman Hospitality Properties	8,250,408
		TOTAL	42,272,744
		Health Care—28.4%
50,500	[1,2]	Acadia Pharmaceuticals, Inc.	1,870,520
357,144	[2]	Amphastar Pharmaceuticals, Inc.	5,778,590
197,014	[2,3]	arGEN-x	2,809,691
128,200	[1,2]	AtriCure, Inc.	1,947,358
179,072	[2]	aTyr Pharma, Inc.	610,636
1

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
222,500	[2,3]	ContraFect Corp.	$529,550
1,130,000	[2,3]	Corcept Therapeutics, Inc.	6,554,000
209,500	[2]	Dexcom, Inc.	19,322,185
125,000	[2,3,4]	Dyax Corp. - CVR	138,750
910,000	[2,3]	Dynavax Technologies Corp.	14,041,300
332,000	[1,2,3]	Egalet Corp.	2,453,480
220,100	[1,2]	Entellus Medical, Inc.	3,939,790
35,000	[2]	GW Pharmaceuticals PLC, ADR	3,301,200
122,100	[2]	Galapagos NV	6,694,673
122,066	[1,2]	Galapagos NV, ADR	6,734,381
160,000	[2]	Glaukos Corp.	5,593,600
114,560	[1,2]	HealthEquity, Inc.	3,381,811
361,903	[2,3]	Intersect ENT, Inc.	5,732,544
187,200	[2]	MacroGenics, Inc.	5,726,448
873,420	[1,2,3]	Minerva Neurosciences, Inc.	9,694,962
330,000	[2]	Mirna Therapeutics, Inc.	1,409,100
547,300	[1,2]	NeoGenomics, Inc.	4,772,456
28,000	[1,2]	Nevro Corp.	2,315,600
168,400	[1,2]	Ocular Therapeutix, Inc.	735,908
514,529	[2,3]	Otonomy, Inc.	7,388,636
7,250	[2]	Penumbra, Inc.	495,247
38,262	[2]	Premier, Inc.	1,251,168
1,614,999	[2,3]	Progenics Pharmaceuticals, Inc.	9,447,750
75,000	[2]	Repligen Corp.	2,145,000
50,000	[2]	SAGE Therapeutics, Inc.	2,243,000
707,000	[1,2,3]	SCYNEXIS, Inc.	1,428,140
50,728	[1,2]	Seres Therapeutics, Inc.	554,964
188,000	[1,2,3]	Spark Therapeutics, Inc.	10,892,720
345,900	[2,3]	SteadyMed Ltd.	1,127,634
149,400	[2,3,4,5]	SteadyMed Ltd.	467,622
409,417	[2,3,5]	SteadyMed Ltd.	1,334,699
73,900	[1,2]	Tesaro, Inc.	6,890,436
62,900	[2]	Ultragenyx Pharmaceutical, Inc.	3,980,312
100,000	[2]	VCA, Inc.	7,134,000
290,000	[2]	Veeva Systems, Inc.	11,017,100
300,000	[1,2]	Veracyte, Inc.	1,485,000
315,000	[1,2]	Versartis, Inc.	3,622,500
219,425	[2,3]	Zogenix, Inc.	2,003,350
		TOTAL	190,997,811
		Industrials—9.7%
376,000	[1]	Advanced Drainage System, Inc.	10,042,960
249,500		Air Lease Corp.	7,188,095
305,000	[2]	Atkore International Group, Inc.	4,797,650
232,900	[2]	Continental Building Products, Inc.	5,461,505
94,200	[1,2]	Dycom Industries, Inc.	8,859,510
400,000	[2,5,6]	Enav SpA	1,591,138
234,700	[2]	GMS, Inc.	5,926,175
147,600		KAR Auction Services, Inc.	6,312,852
650,000	[2]	Kornit Digital Ltd.	6,565,000
2

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Industrials—continued
61,000		Owens Corning, Inc.	$3,227,510
50,000		Ryder System, Inc.	3,295,000
53,000	[2]	Siteone Landscape Supply, Inc.	2,058,520
		TOTAL	65,325,915
		Information Technology—29.1%
88,300	[1,2]	2U, Inc.	3,088,734
598,351	[1,2]	Adesto Technologies Corp.	2,213,899
280,400	[1,2]	Alarm.com Holdings, Inc.	8,055,892
86,000	[1,2]	Atlassian Corp. PLC	2,577,420
535,000	[1,2]	Box, Inc.	6,232,750
342,693	[2]	BroadSoft, Inc.	15,362,927
245,000	[2]	CalAmp Corp.	3,479,000
1,630,000	[2]	Camtek Ltd.	4,482,500
324,800	[2]	ChannelAdvisor Corp.	5,118,848
41,600	[2]	CoStar Group, Inc.	8,648,640
120,000	[2]	Envestnet, Inc.	4,580,400
145,000	[2]	Fleetmatics Group PLC	6,229,200
370,000	[2]	GTT Communications, Inc.	7,596,100
152,500	[1,2]	Globant SA	6,433,975
176,113	[1,2]	GoDaddy, Inc.	5,269,301
20,564	[1,2]	GrubHub, Inc.	779,787
200,000	[2]	Impinj, Inc.	3,682,000
250,000	[2]	Infoblox, Inc.	4,680,000
364,900	[1,2]	Instructure, Inc.	7,932,926
200,000	[2]	Microsemi Corp.	7,800,000
454,584	[1,2]	Mimecast Ltd.	5,014,061
129,588	[1,2]	MindBody, Inc.	2,276,861
221,300	[2]	NIC, Inc.	5,160,716
1,200,000	[2]	Paysafe Group PLC	6,123,635
210,000	[2]	Q2 Holdings, Inc.	6,232,800
322,500	[2]	RADWARE Ltd.	3,969,975
318,000	[1,2]	Rapid7, Inc.	4,445,640
148,600	[2]	RealPage, Inc.	3,737,290
180,000	[2]	RingCentral, Inc.	4,145,400
425,000	[2]	Rubicon Project, Inc./The	6,001,000
116,500	[1,2]	Shopify, Inc.	3,992,455
1,300,000	[2]	Sigma Designs, Inc.	8,710,000
115,200		Silicon Motion Technology Corp., ADR	5,955,840
130,000		Tessera Technologies, Inc.	4,178,200
100,000	[1,2]	Twilio, Inc., Class A	4,063,000
41,600	[2]	Tyler Technologies, Inc.	6,781,632
427,590	[1,2]	Xtera Communications, Inc.	944,974
		TOTAL	195,977,778
		Materials—3.9%
202,000	[1,2]	BioAmber, Inc.	749,420
69,600		Eagle Materials, Inc.	5,842,920
107,900		Huntsman Corp.	1,668,134
201,400	[2]	Kraton Performance Polymers, Inc.	6,023,874
256,000	[2]	Summit Materials, Inc.	5,667,840
3

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Materials—continued
95,000	[1,2]	U.S. Concrete, Inc.	$6,127,500
		TOTAL	26,079,688
		Telecommunication Services—0.5%
741,800	[1,5,6]	Infrastrutture Wireless Italiane SPA	3,705,038
		TOTAL COMMON STOCKS (IDENTIFIED COST $471,568,321)	638,607,782
		CORPORATE BOND—0.1%
		Health Care—0.1%
$635,000	[5]	Protalix Biotherapeutics, Inc., Conv. Bond, 4.50%, 9/15/2018 (IDENTIFIED COST $635,000)	452,977
		WARRANTS—0.1%
		Health Care—0.1%
222,500	[2,3]	ContraFect Corp., Warrants	300,420
109,440	[2,3]	SCYNEXIS, Inc., Warrants	111,114
149,400	[2,3]	SteadyMed Ltd., Warrants	18,675
1,896,750	[2,3]	Zogenix, Inc., Warrants	526,917
		TOTAL WARRANTS (IDENTIFIED COST $110,202)	957,126
		INVESTMENT COMPANIES—21.1%
109,912,968	[3,7]	Federated Institutional Money Market Management, Institutional Shares, 0.41%[8]	109,912,968
32,250,919	[3]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.36%[8]	32,250,919
		TOTAL INVESTMENT COMPANIES (AT NET ASSET VALUE)	142,163,887
		TOTAL INVESTMENTS—116.2% (IDENTIFIED COST $614,477,410)[9]	782,181,772
		OTHER ASSETS AND LIABILITIES - NET—(16.2)%[10]	(108,901,024)
		TOTAL NET ASSETS—100%	$673,280,748
At July 31, 2016, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Currency Units to Deliver/Receive	In Exchange For	Unrealized Depreciation
Contracts Sold:
8/1/2016	Morgan Stanley	180,729 EUR	$201,144	$(911)
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $92 and $951, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Depreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities–Net.”
1	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of July 31, 2016, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities on Loan	Market Value of Collateral
$105,619,529	$109,912,968
2	Non-income-producing security.
3	Affiliated companies and holdings.
4

Transactions involving affiliated companies during the period ended July 31, 2016, were as follows
Affiliates	Balance of Shares Held 10/31/2015	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 7/31/2016	Value	Dividend Income
*Adesto Technologies Corp.	994,000	—	(395,649)	598,351	$2,213,899	$—
arGEN-x	—	197,014	—	197,014	$2,809,691	$—
**BioDelivery Sciences International, Inc.	475,000	—	(475,000)	—	—	$—
**Catalyst Pharmaceutical Partners, Inc.	1,500,000	—	(1,500,000)	—	—	$—
*ChannelAdvisor Corp.	327,300	11,400	(13,900)	324,800	$5,118,848	$—
ContraFect Corp.	—	222,500	—	222,500	$529,550	$—
ContraFect Corp., Warrants	—	222,500	—	222,500	$300,420	$—
Corcept Therapeutics, Inc.	1,439,277	—	(309,277)	1,130,000	$6,554,000	$—
**Dyax Corp.	188,400	—	(188,400)	—	—	$—
Dyax Corp.	—	125,000	—	125,000	$138,750	$—
Dynavax Technologies Corp.	1,115,500	—	(205,500)	910,000	$14,041,300	$—
Egalet Corp.	475,000	95,000	(238,000)	332,000	$2,453,480	$—
**ExamWorks Group, Inc.	141,700	—	(141,700)	—	—	$—
*Galapagos NV	155,000	—	(32,900)	122,100	$6,694,673	$—
*Galapagos NV, ADR	122,066	—	—	122,066	$6,734,381	$—
Intersect ENT, Inc.	345,008	16,895	—	361,903	$5,732,544	$—
Minerva Neurosciences, Inc.	195,420	678,000	—	873,420	$9,694,962	$—
**Minerva Neurosciences, Inc.	267,000	—	(267,000)	—	—	$—
**Minerva Neurosciences, Inc., Warrants	267,000	—	(267,000)	—	—	$—
*Ocular Therapeutix, Inc.	324,830	—	(156,430)	168,400	$735,908	$—
Otonomy, Inc.	225,000	289,529	—	514,529	$7,388,636	$—
*Premier	170,598	—	(132,336)	38,262	$1,251,168	$—
Progenics Pharmaceuticals, Inc.	1,958,600	—	(343,601)	1,614,999	$9,447,750	$—
SCYNEXIS, Inc.	463,800	243,200	—	707,000	$1,428,140	$—
SCYNEXIS, Inc., Warrants	—	109,440	—	109,440	$111,114	$—
Spark Therapeutics, Inc.	125,200	62,800	—	188,000	$10,892,720	$—
SteadyMed Ltd.	345,900	—	—	345,900	$1,127,634	$—
SteadyMed Ltd.	—	149,400	—	149,400	$ 467,622	$—
SteadyMed Ltd.	409,417	—	—	409,417	$1,334,699	$—
SteadyMed Ltd., Warrants	—	149,400	—	149,400	$18,675	$—
**Textura Corp.	348,200	—	(348,200)	—	—	$—
**Threshold Pharmaceuticals, Inc., Class THL	386,500	—	(386,500)	—	—	$—
Townsquare Media LLC	61,000	50,000	(20,000)	91,000	$744,380	$—
Zogenix, Inc.	282,000	14,345	(76,920)	219,425	$2,003,350	$—
Zogenix, Inc., Warrants	1,896,750	—	—	1,896,750	$526,917	$—
**Zynerba Pharmaceuticals, Inc.	188,800	—	(188,800)	—	—	$—
TOTAL OF AFFILIATED COMPANIES	$15,194,266	2,636,423	(5,687,113)	12,143,576	$100,495,211	$—
*	At July 31, 2016, the Fund no longer has ownership of at least 5% of the voting shares.
**	At July 31, 2016, the security is no longer held in the Fund's portfolio of investments.
5

Transactions involving affiliated holdings during the period ended July 31, 2016, were as follows:
	Federated Institutional Money Market Management, Institutional Shares	Federated Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Balance of Shares Held 10/31/15	117,018,245	70,519,373	187,537,618
Purchases/Additions	361,057,608	178,240,903	539,298,511
Sales/Reductions	(368,162,885)	(216,509,357)	(584,672,242)
Balance of Shares Held 7/31/2016	109,912,968	32,250,919	142,163,887
Value	$109,912,968	$32,250,919	$142,163,887
Dividend Income	$280,322	$70,335	$350,657
4	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
5	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2016, these restricted securities amounted to $7,551,474, which represented 1.1% of total net assets.
6	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Trustees. At July 31, 2016, these liquid restricted securities amounted to $5,296,176, which represented 0.8% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A, that have been deemed liquid by the Trustees, if applicable held at July 31, 2016, is as follows:
Security	Acquisition Date	Cost	Market Value
Protalix Biotherapeutics, Inc., Conv. Bond, 4.50%, 9/15/2018	9/13/13	$635,000	$452,977
SteadyMed Ltd.	7/29/16	$467,622	$467,622
SteadyMed Ltd., Pdf.	1/26/15	$3,475,000	$1,334,699
7	All or a portion of this security is held as collateral for securities lending.
8	7-day net yield.
9	The cost of investments for federal tax purposes was $614,477,410. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from: (a) the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; and (b) outstanding foreign currency commitments was $167,704,362. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $200,841,742 and net unrealized depreciation from investments for those securities having an excess of cost over value of $33,137,380.
10	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities. A significant portion of this balance represents loans to unaffiliated qualified brokers for securities lending. The Fund receives cash from the broker as collateral for the securities and reinvests the collateral in certain short-term securities such as repurchase agreements or money market mutual funds.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2016.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions
6

on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of July 31, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
7

Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Common Stocks
Domestic	$546,549,135	$—	$138,750	$546,687,885
International	55,172,238	36,280,037	467,622	91,919,897
Debt Securities:
Corporate Bonds	—	452,977	—	452,977
Warrants	—	957,126	—	957,126
Investment Companies	142,163,887	—	—	142,163,887
TOTAL SECURITIES	$743,885,260	$37,690,140	$606,372	$782,181,772
Other Financial Instruments:[2]
Assets	$—	$—	$—	$—
Liabilities	(911)	—	—	(911)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(911)	$—	$—	$(911)
The following acronym is used throughout this portfolio:
ADR	—American Depositary Receipt
8
Federated MDT Mid Cap Growth Strategies Fund
Portfolio of Investments
July 31, 2016 (unaudited)
Shares			Value
		COMMON STOCKS—98.3%
		Aerospace/Defense—1.8%
114,679	[1]	Spirit Aerosystems Holdings, Inc., Class A	$4,974,775
		Airline - National—0.9%
92,593	[1]	Jet Blue Airways Corp.	1,697,229
14,057	[1]	United Continental Holdings, Inc.	659,133
		TOTAL	2,356,362
		Airline - Regional—1.6%
34,548		Alaska Air Group, Inc.	2,322,317
56,012		Southwest Airlines Co.	2,073,004
		TOTAL	4,395,321
		Apparel—1.1%
30,611		PVH Corp.	3,093,548
		Auto Manufacturing—2.5%
232,750		Allison Transmission Holdings, Inc.	6,707,855
		Auto Original Equipment Manufacturers—5.4%
64,298		Lear Corp.	7,294,608
25,330	[1]	O'Reilly Automotive, Inc.	7,361,658
		TOTAL	14,656,266
		Auto Rentals—0.7%
23,523	[1]	United Rentals, Inc.	1,874,077
		Baking—0.1%
20,594		Flowers Foods, Inc.	378,724
		Biotechnology—1.4%
37,424	[1]	Charles River Laboratories International, Inc.	3,290,692
9,858	[1]	Puma Biotechnology, Inc.	491,816
		TOTAL	3,782,508
		Broadcasting—0.6%
63,535	[1]	Discovery Communications, Inc.	1,594,093
		Cable TV—3.1%
37,332	[1]	AMC Networks, Inc.	2,066,699
406,858	[1]	MSG Networks, Inc.	6,530,071
		TOTAL	8,596,770
		Clothing Stores—0.7%
30,801	[1]	Michael Kors Holdings Ltd.	1,593,028
11,908	[1]	Urban Outfitters, Inc.	356,049
		TOTAL	1,949,077
		Containers & Packaging—1.2%
62,617	[1]	Crown Holdings, Inc.	3,316,822
		Cosmetics & Toiletries—1.3%
108,500		Avon Products, Inc.	441,595
12,066	[1]	Ulta Salon Cosmetics & Fragrance, Inc.	3,151,760
		TOTAL	3,593,355
		Department Stores—3.2%
30,502		Dillards, Inc., Class A	2,064,375
26,550		Kohl's Corp.	1,104,215
159,684		Macy's, Inc.	5,721,478
		TOTAL	8,890,068
1

Shares			Value
		COMMON STOCKS—continued
		Discount Department Stores—0.6%
28,641		Foot Locker, Inc.	$1,707,576
		Diversified Consumer Services—2.2%
175,201		Block (H&R), Inc.	4,168,032
49,518	[1]	ServiceMaster Global Holdings, Inc.	1,873,266
		TOTAL	6,041,298
		Diversified Financial Services—0.2%
5,410		MSCI, Inc., Class A	465,476
		Ethical Drugs—2.7%
59,986	[1]	United Therapeutics Corp.	7,258,906
		Financial Services—4.0%
112,300		Ally Financial, Inc.	2,025,892
71,707		Ameriprise Financial, Inc.	6,872,399
3,427		Equifax, Inc.	453,940
13,444		Total System Services, Inc.	684,568
42,154	[1]	Verifone Systems, Inc.	807,671
		TOTAL	10,844,470
		Food Products—0.3%
8,806	[1]	Post Holdings, Inc.	763,216
		Furniture—0.5%
19,997	[1]	Tempur Sealy International, Inc.	1,512,373
		Grocery Chain—2.0%
160,883		Kroger Co.	5,500,590
		Health Care Equipment & Supplies—2.5%
59,755	[1]	Edwards Lifesciences Corp.	6,843,143
		Health Care Technology—0.5%
23,882	[1]	VWR Corp.	747,984
14,584	[1]	Veeva Systems, Inc.	554,046
		TOTAL	1,302,030
		Home Building—1.3%
106,407		D. R. Horton, Inc.	3,498,662
		Home Products—2.6%
112,803		Tupperware Brands Corp.	7,070,492
		Hospitals—2.7%
43,750	[1]	HCA, Inc.	3,374,437
55,828	[1]	VCA, Inc.	3,982,770
		TOTAL	7,357,207
		Hotels—2.5%
96,590		Wyndham Worldwide Corp.	6,859,822
		IT Services—4.9%
154,484	[1]	Teradata Corp.	4,384,256
39,220	[1]	Vantiv, Inc.	2,148,079
336,777		Western Union Co.	6,735,540
		TOTAL	13,267,875
		Medical Supplies—4.0%
17,342		Bard (C.R.), Inc.	3,879,925
27,553		Cooper Cos., Inc.	5,027,596
44,180	[1]	Hologic, Inc.	1,700,488
3,492		West Pharmaceutical Services, Inc.	280,338
		TOTAL	10,888,347
2

Shares			Value
		COMMON STOCKS—continued
		Medical Technology—1.0%
4,843	[1]	Abiomed, Inc.	$571,329
24,380	[1]	IDEXX Laboratories, Inc.	2,286,600
		TOTAL	2,857,929
		Metal Fabrication—0.1%
8,443		Timken Co.	282,418
		Multi-Industry Capital Goods—1.5%
114,916	[1]	HD Supply, Inc.	4,158,810
		Mutual Fund Adviser—0.7%
101,161		Waddell & Reed Financial, Inc., Class A	1,847,200
		Office Equipment—1.2%
170,451		Pitney Bowes, Inc.	3,291,409
		Optical Reading Equipment—0.3%
13,446	[1]	Zebra Technologies Corp., Class A	712,772
		Packaged Foods—1.3%
57,439		Campbell Soup Co.	3,576,727
		Personnel Agency—0.4%
31,179		Robert Half International, Inc.	1,139,281
		Plastic Containers—1.2%
71,578		Sealed Air Corp.	3,377,050
		Printing—0.8%
120,996		Donnelley (R.R.) & Sons Co.	2,168,248
		Professional Services—0.2%
16,692	[1]	TransUnion	546,162
		Recreational Vehicles—1.6%
43,960		Harley-Davidson, Inc.	2,326,363
26,083		Thor Industries, Inc.	1,996,393
		TOTAL	4,322,756
		Rubber—2.0%
195,076		Goodyear Tire & Rubber Co.	5,592,829
		Savings & Loan—0.1%
137,122	[1]	Ocwen Financial Corp.	274,244
		Securities Brokerage—0.7%
70,703		LPL Investment Holdings, Inc.	1,905,446
		Semiconductor Manufacturing Equipment—2.6%
268,250		Applied Materials, Inc.	7,052,292
		Services to Medical Professionals—0.8%
4,960	[1]	Henry Schein, Inc.	897,661
8,773	[1]	Laboratory Corp. of America Holdings	1,224,360
		TOTAL	2,122,021
		Shipbuilding—0.1%
1,563		Huntington Ingalls Industries, Inc.	269,743
		Shoes—0.2%
20,893	[1]	Skechers USA, Inc., Class A	501,850
		Software Packaged/Custom—8.8%
6,453		CDW Corp.	277,027
40,027	[1]	Cadence Design Systems, Inc.	962,649
83,614	[1]	Citrix Systems, Inc.	7,452,516
27,518	[1]	Electronic Arts, Inc.	2,100,174
42,150		Marketaxess Holdings, Inc.	6,813,969
57,551		Symantec Corp.	1,175,767
3

Shares			Value
		COMMON STOCKS—continued
		Software Packaged/Custom—continued
29,164	[1]	Tableau Software, Inc.	$1,648,058
16,928	[1]	Ultimate Software Group, Inc.	3,539,645
		TOTAL	23,969,805
		Specialty Chemicals—1.6%
286,047		Huntsman Corp.	4,422,287
		Specialty Retailing—6.7%
17,200		Abercrombie & Fitch Co., Class A	356,212
140,794		Bed Bath & Beyond, Inc.	6,328,690
121,815		GNC Holdings, Inc.	2,486,244
29,603	[1]	Michaels Cos., Inc.	780,335
140,003		Nordstrom, Inc.	6,192,333
23,472		Signet Jewelers Ltd.	2,063,424
		TOTAL	18,207,238
		Technology Hardware Storage & Peripherals—2.6%
29,021	[1]	NCR Corp.	956,822
107,334		NVIDIA Corp.	6,128,772
		TOTAL	7,085,594
		Telecommunication Equipment & Services—2.5%
96,385		Motorola, Inc.	6,687,191
10,800	[1]	NeuStar, Inc., Class A	272,052
		TOTAL	6,959,243
		Undesignated Consumer Cyclicals—0.2%
4,597	[1]	Herbalife Ltd.	312,642
29,000		Weight Watchers International, Inc.	345,970
		TOTAL	658,612
		TOTAL COMMON STOCKS (IDENTIFIED COST $258,539,816)	268,643,070
		INVESTMENT COMPANY—1.8%
5,016,507	[2]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.36%[3] (AT NET ASSET VALUE)	5,016,507
		TOTAL INVESTMENTS—100.1% (IDENTIFIED COST $263,556,323)[4]	273,659,577
		OTHER ASSETS AND LIABILITIES - NET—(0.1)%[5]	(404,886)
		TOTAL NET ASSETS—100%	$273,254,691
1	Non-income-producing security.
2	Affiliated holding.
Transactions involving the affiliated holding during the period ended July 31, 2016, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 10/31/2015	5,674,153
Purchases/Additions	43,888,277
Sales/Reductions	(44,545,923)
Balance of Shares Held 7/31/2016	5,016,507
Value	$5,016,507
Dividend Income	$12,893
4

3	7-day net yield.
4	At July 31, 2016, the cost of investments for federal tax purposes was $263,556,323. The net unrealized appreciation of investments for federal tax purposes] was $10,103,254. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $26,677,709 and net unrealized depreciation from investments for those securities having an excess of cost over value of $16,574,455.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2016.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated MDTA LLC (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
5

■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2016, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
6
Federated Absolute Return Fund
Portfolio of Investments
July 31, 2016 (unaudited)
Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—80.7%
		Aerospace & Defense—1.4%
10,000		Boeing Co.	$1,336,600
10,000		General Dynamics Corp.	1,468,900
10,000		Orbital ATK, Inc.	871,200
		TOTAL	3,676,700
		Airlines—0.7%
50,000		Southwest Airlines Co.	1,850,500
		Auto Components—0.6%
20,000		BorgWarner, Inc.	663,600
30,000		Bridgestone Corp.	1,040,791
		TOTAL	1,704,391
		Automobiles—0.9%
200,000		Ford Motor Co.	2,532,000
		Banks—3.0%
140,000		Bank of America Corp.	2,028,600
50,000		JPMorgan Chase & Co.	3,198,500
60,000		Wells Fargo & Co.	2,878,200
		TOTAL	8,105,300
		Beverages—3.3%
20,000		Diageo PLC, ADR	2,330,800
10,000		Molson Coors Brewing Co., Class B	1,021,600
30,000		PepsiCo, Inc.	3,267,600
50,000		The Coca-Cola Co.	2,181,500
		TOTAL	8,801,500
		Biotechnology—7.4%
10,000	[1]	Alnylam Pharmaceuticals, Inc.	680,800
20,000		Amgen, Inc.	3,440,600
8,000	[1]	Biogen, Inc.	2,319,440
16,000	[1]	BioMarin Pharmaceutical, Inc.	1,590,720
30,000	[1]	Bluebird Bio, Inc.	1,715,400
140,000	[1]	Catabasis Pharmaceuticals, Inc.	537,600
14,000	[1]	Celgene Corp.	1,570,660
26,000		Gilead Sciences, Inc.	2,066,220
20,000	[1]	Ionis Pharmaceuticals, Inc.	583,800
30,000	[1]	Juno Therapeutics, Inc.	927,900
10,000	[1]	Kite Pharma, Inc.	566,300
100,000	[1]	Merrimack Pharmaceuticals, Inc.	580,000
25,000	[1,2]	Spark Therapeutics, Inc.	1,448,500
500,000	[1]	Sunesis Pharmaceuticals, Inc.	324,950
50,000	[1]	Versartis, Inc.	575,000
10,000	[1]	Vertex Pharmaceuticals, Inc.	970,000
		TOTAL	19,897,890
		Capital Markets—1.1%
10,000		Goldman Sachs Group, Inc.	1,588,100
1

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Capital Markets—continued
20,000		T. Rowe Price Group, Inc.	$1,413,800
		TOTAL	3,001,900
		Chemicals—1.0%
10,000		PPG Industries, Inc.	1,047,100
30,000		RPM International, Inc.	1,627,800
		TOTAL	2,674,900
		Communications Equipment—2.1%
180,000		Cisco Systems, Inc.	5,495,400
		Construction & Engineering—0.4%
1,000,000		China Railway Construction Corp., Class H	1,201,723
		Diversified Financial Services—2.2%
15,000	[1]	Berkshire Hathaway, Inc., Class B	2,164,050
10,000		CME Group, Inc.	1,022,400
10,000		Intercontinental Exchange, Inc.	2,642,000
		TOTAL	5,828,450
		Diversified Telecommunication Services—2.9%
100,000		AT&T, Inc.	4,329,000
60,000		Verizon Communications, Inc.	3,324,600
		TOTAL	7,653,600
		Electric Utilities—0.5%
40,000		FirstEnergy Corp.	1,396,800
		Electronic Equipment Instruments & Components—0.3%
30,000	[1]	Orbotech Ltd.	855,900
		Food & Staples Retailing—2.8%
20,000		CVS Health Corp.	1,854,400
94,117		Koninklijke Ahold NV	2,247,087
30,000		Wal-Mart Stores, Inc.	2,189,100
15,000		Walgreens Boots Alliance, Inc.	1,188,750
		TOTAL	7,479,337
		Food Products—1.0%
20,000	[1]	Hain Celestial Group, Inc.	1,055,800
10,000		Smucker (J.M.) Co.	1,541,600
		TOTAL	2,597,400
		Health Care Equipment & Supplies—0.9%
24,000		Medtronic PLC	2,103,120
50,000	[1]	Novocure Ltd.	376,000
		TOTAL	2,479,120
		Health Care Providers & Services—3.5%
15,000		Cardinal Health, Inc.	1,254,000
10,000		CIGNA Corp.	1,289,600
10,000		McKesson Corp.	1,945,600
12,000		UnitedHealth Group, Inc.	1,718,400
15,000		Universal Health Services, Inc., Class B	1,942,950
12,000	[1]	WellCare Health Plans, Inc.	1,281,600
		TOTAL	9,432,150
		Hotels, Restaurants & Leisure—1.6%
20,000		Darden Restaurants, Inc.	1,231,200
2

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Hotels, Restaurants & Leisure—continued
25,000		McDonald's Corp.	$2,941,250
		TOTAL	4,172,450
		Household Durables—2.1%
40,000		CalAtlantic Group, Inc.	1,448,400
80,000		KB HOME	1,256,000
30,000		Newell Brands, Inc.	1,573,800
60,000		Pulte Group, Inc.	1,270,800
		TOTAL	5,549,000
		Household Products—1.0%
30,000		Procter & Gamble Co.	2,567,700
		Insurance—3.0%
30,000		Allstate Corp.	2,049,900
30,000		American International Group, Inc.	1,633,200
30,000		Prudential Financial, Inc.	2,258,700
10,000		Reinsurance Group of America	992,500
10,000		RenaissanceRe Holdings Ltd.	1,175,200
		TOTAL	8,109,500
		Internet & Catalog Retail—1.9%
5,000	[1]	Amazon.com, Inc.	3,794,050
1,000	[1]	Priceline.com, Inc.	1,350,810
		TOTAL	5,144,860
		Internet Software & Services—3.2%
3,400	[1]	Alphabet, Inc., Class A	2,690,556
3,400	[1]	Alphabet, Inc., Class C	2,613,886
20,000	[1]	Facebook, Inc., Class A	2,478,800
50,000	[1]	Twitter, Inc.	832,000
		TOTAL	8,615,242
		IT Services—1.6%
30,000	[1]	Cognizant Technology Solutions Corp., Class A	1,724,700
30,000	[1]	PayPal, Inc.	1,117,200
20,000		Visa, Inc., Class A	1,561,000
		TOTAL	4,402,900
		Life Sciences Tools & Services—0.2%
25,000	[1]	Patheon NV	646,500
		Machinery—0.5%
1,400,000		CRRC Corp. Ltd.	1,286,793
		Media—0.8%
30,000		Comcast Corp., Class A	2,017,500
		Metals & Mining—0.5%
21,575	[1]	Barisan Gold Corp.	413
70,000		Goldcorp, Inc., Class A	1,251,600
		TOTAL	1,252,013
		Multiline Retail—1.0%
20,000		Dollar General Corp.	1,894,800
30,000	[1]	Ollie's Bargain Outlet Holding, Inc.	784,200
		TOTAL	2,679,000
		Personal Products—0.7%
40,000		Unilever NV	1,844,800
3

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Pharmaceuticals—6.5%
10,000	[1]	Allergan PLC	$2,529,500
22,000		Bristol-Myers Squibb Co.	1,645,820
16,000	[1]	Jazz Pharmaceuticals PLC	2,415,520
20,000		Johnson & Johnson	2,504,600
200,000	[1]	KemPharm, Inc.	844,000
30,000		Merck & Co., Inc.	1,759,800
100,000		Pfizer, Inc.	3,689,000
20,000	[1]	Revance Therapeutics, Inc.	269,800
30,000		Teva Pharmaceutical Industries Ltd., ADR	1,605,000
		TOTAL	17,263,040
		Real Estate Investment Trusts (REITs)—0.9%
15,000		MGM Growth Properties LLC	406,650
25,000		Prologis, Inc.	1,362,250
20,000		STORE Capital Corp.	623,800
		TOTAL	2,392,700
		Semiconductors & Semiconductor Equipment—5.8%
120,000		Applied Materials, Inc.	3,154,800
80,000		Intel Corp.	2,788,800
10,000		KLA-Tencor Corp.	757,100
30,000		Lam Research Corp.	2,693,100
20,000		Maxim Integrated Products, Inc.	815,600
20,000		Microchip Technology, Inc.	1,112,800
50,000		Qualcomm, Inc.	3,129,000
20,000		Xilinx, Inc.	1,021,600
		TOTAL	15,472,800
		Software—6.2%
20,000	[1]	Check Point Software Technologies Ltd.	1,537,600
20,000	[1]	Cyber-Ark Software Ltd.	1,127,800
15,000		Fair Isaac & Co., Inc.	1,899,600
30,000	[1]	Fortinet, Inc.	1,040,700
50,000		Microsoft Corporation	2,834,000
40,000		Oracle Corp.	1,641,600
20,000	[1]	Red Hat, Inc.	1,505,800
40,000	[1]	Rubicon Project, Inc./The	564,800
80,000		Symantec Corp.	1,634,400
10,000	[1]	Tableau Software, Inc.	565,100
30,000	[1]	VMware, Inc., Class A	2,189,400
		TOTAL	16,540,800
		Specialty Retail—2.4%
15,000		Home Depot, Inc.	2,073,600
30,000		Ross Stores, Inc.	1,854,900
30,000		TJX Cos., Inc.	2,451,600
		TOTAL	6,380,100
		Technology Hardware Storage & Peripherals—2.8%
30,000		Apple, Inc.	3,126,300
30,000		EMC Corp.	848,400
2,600		Samsung Electronics Co. Ltd.	3,575,426
		TOTAL	7,550,126
4

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Thrifts & Mortgage Finance—0.3%
30,000	[1]	Essent Group Ltd.	$718,800
		Tobacco—1.7%
26,000		Philip Morris International, Inc.	2,606,760
40,000		Reynolds American, Inc.	2,002,400
		TOTAL	4,609,160
		TOTAL COMMON STOCKS (IDENTIFIED COST $192,697,881)	215,880,745
		TRADE FINANCE NOTES—0.0%
		Oil, Natural Gas & Mining—0.0%
$217,080	[1,3]	PT BUMI Uninsured, 11.491%, 8/26/2016 (IDENTIFIED COST $211,554 )	43,525
		U.S. TREASURY—6.7%
18,000,000	[4,5]	United States Treasury Bill, 0.244%, 8/11/2016 (IDENTIFIED COST $17,998,722 )	17,999,237
		EXCHANGE-TRADED FUNDS—7.7%
200,000		Financial Select Sector SPDR	4,728,000
60,000		Industrial Select Sector SPDR	3,482,400
600,000	[1]	Sprott Physical Gold Trust	6,762,000
700,000	[1]	Sprott Physical Silver Trust	5,509,000
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $18,731,994)	20,481,400
		PURCHASED PUT OPTIONS—1.3%
		Diversified Financial Services—0.0%
2,000		iShares MSCI Emerging Markets, Strike Price $32, Expiration Date 8/19/2016	6,000
1,000		iShares MSCI Emerging Markets, Strike Price $32, Expiration Date 3/17/2017	115,500
		TOTAL	121,500
		Index—1.3%
500		Energy Select Sector SPDR Fund, Strike Price $70, Expiration Date 9/16/2016	181,250
1,000		iShares China Large-Cap ETF, Strike Price $34, Expiration Date 8/19/2016	19,000
500		iShares JP Morgan USD Emerging Markets, Strike Price $110, Expiration Date 3/17/2017	110,000
1,500		iShares MSCI Japan ETF, Strike Price $12, Expiration Date 1/20/2017	87,000
3,000		Powershares QQQ Trust Series 1, Strike Price $100, Expiration Date 1/20/2017	496,500
1,000		SPDR S&P 500 ETF Trust, Strike Price $140, Expiration Date 1/20/2017	36,000
2,000		SPDR S&P 500 ETF Trust, Strike Price $160, Expiration Date 1/20/2017	165,000
4,000		SPDR S&P 500 ETF Trust, Strike Price $180, Expiration Date 1/20/2017	746,000
6,000		SPDR S&P 500 ETF Trust, Strike Price $190, Expiration Date 9/16/2016	171,000
1,000		SPDR S&P 500 ETF Trust, Strike Price $190, Expiration Date 3/17/2017	412,000
6,000		SPDR S&P 500 ETF Trust, Strike Price $200, Expiration Date 8/19/2016	69,000
2,000		SPDR S&P 500 ETF Trust, Strike Price $205, Expiration Date 9/16/2016	205,000
1,500		SPDR S&P 500 ETF Trust, Strike Price $205, Expiration Date 12/16/2016	657,000
		TOTAL	3,354,750
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $8,788,838)	3,476,250
		INVESTMENT COMPANY—2.8%
7,358,964	[2]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.36%[6] (AT NET ASSET VALUE)	7,358,964
		TOTAL INVESTMENTS—99.2% (IDENTIFIED COST $245,787,953)[7]	265,240,121
		OTHER ASSETS AND LIABILITIES - NET—0.8%[8]	2,159,678
		TOTAL NET ASSETS—100%	$267,399,799
5

SECURITIES SOLD SHORT
Shares		Value in U.S. Dollars
60,000	iShares China Large-Cap ETF	$2,126,400
150,000	iShares MSCI EAFE ETF	8,703,000
100,000	iShares MSCI Emerging Markets ETF	3,623,000
700,000	iShares MSCI Japan ETF	8,442,000
80,000	SPDR S&P 500 ETF Trust	17,372,000
20,000	SPDR S&P MidCap 400 ETF Trust	5,675,600
	TOTAL SECURITIES SOLD SHORT (PROCEEDS $45,177,022)	$45,942,000
At July 31, 2016, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized (Depreciation)
[1]Russell 2000 Index Futures, Short Futures	80	$9,736,000	September 2016	$(364,940)
1S&P 500 Index Futures, Short Futures	70	$37,943,500	September 2016	$(1,251,848)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(1,616,788)
The average notional value of short futures contracts held by the Fund throughout the period was $30,194,510. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
At July 31, 2016, the Fund had the following outstanding written call option contracts:
Security	Expiration Date	Exercise Price	Contracts	Value
[1]Amazon.com, Inc.	11/18/2016	$765.00	30	$(129,300)
[1]Bank of America Corp.	11/18/2016	$14.00	1,400	$(154,000)
[1]Prologis Inc.	11/18/2016	$50.00	250	$(128,750)
[1]Prudential Financial Inc.	12/16/2016	$75.00	300	$(129,000)
(PREMIUMS RECEIVED $452,306)				$(541,050)
The average market value of purchased options and written options held by the Fund throughout the period was $4,881,780 and $79,530, respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
At July 31, 2016, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
8/3/2016	JPMorgan	6,000,000 GBP	$7,993,667	$(52,579)
8/22/2016	JPMorgan	3,000,000 GBP	$4,353,958	$(382,215)
9/8/2016	JPMorgan	3,000,000 GBP	$4,352,813	$(379,855)
9/8/2016	JPMorgan	6,000,000 GBP	$7,960,297	$(14,381)
9/15/2016	JPMorgan	3,000,000 GBP	$4,123,037	$(149,527)
9/15/2016	JPMorgan	3,000,000 GBP	$4,153,417	$(179,907)
9/22/2016	JPMorgan	3,000,000 GBP	$4,422,794	$(448,731)
10/3/2016	JPMorgan	3,000,000 GBP	$4,046,854	$(71,964)
10/21/2016	JPMorgan	3,000,000 GBP	$3,935,834	$40,289
10/21/2016	JPMorgan	3,000,000 GBP	$3,940,663	$35,460
10/21/2016	JPMorgan	3,000,000 GBP	$3,954,877	$21,246
10/21/2016	JPMorgan	3,000,000 GBP	$3,978,968	$(2,845)
10/21/2016	JPMorgan	6,000,000 GBP	$7,957,935	$(5,691)
10/21/2016	JPMorgan	9,000,000 GBP	$11,817,961	$110,406
10/21/2016	JPMorgan	5,000,000 NZD	$3,520,784	$76,857
10/21/2016	JPMorgan	5,000,000 NZD	$3,520,784	$76,857
Contracts Sold:
8/3/2016	JPMorgan	6,000,000 GBP	$8,001,310	$60,222
6

Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Sold: (continued)
8/22/2016	JPMorgan	3,000,000 GBP	$4,366,257	$394,514
9/8/2016	JPMorgan	6,000,000 GBP	$7,753,705	$(192,211)
9/8/2016	JPMorgan	3,000,000 GBP	$4,335,070	$362,112
9/15/2016	JPMorgan	3,000,000 GBP	$4,176,713	$203,203
9/15/2016	JPMorgan	3,000,000 GBP	$4,139,366	$165,856
9/22/2016	JPMorgan	3,000,000 GBP	$4,405,832	$431,770
10/3/2016	JPMorgan	3,000,000 GBP	$4,044,322	$69,432
10/21/2016	JPMorgan	12,000,000 GBP	$15,743,903	$(160,586)
10/21/2016	JPMorgan	6,000,000 GBP	$7,964,542	$12,298
10/21/2016	JPMorgan	6,000,000 GBP	$7,958,242	$5,998
10/21/2016	JPMorgan	3,000,000 GBP	$3,952,016	$(24,107)
10/21/2016	JPMorgan	5,000,000 NZD	$3,509,447	$(88,194)
10/21/2016	JPMorgan	5,000,000 NZD	$3,518,903	$(78,738)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(165,011)
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $927,223 and $966,086, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Depreciation on value of Securities Sold Short, Futures Contracts, Written Options Contracts and Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
1	Non-income-producing security.
2	Affiliated company or holding.
Transactions involving the affiliated company and holdings during the period ended July 31, 2016 were as follows:
	Spark Therapeutics, Inc.	High Yield Bond Portfolio	Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 10/31/2015	20,000	1,378,553	26,531,646
Purchases/Additions	25,000	12,027	186,289,749
Sales/Reductions	(20,000)	(1,390,580)	(205,462,431)
Balance of Shares Held 7/31/2016	25,000	—	7,358,964
Value	$1,448,500	$—	$7,358,964
Dividend Income	$—	$87,747	$191,929
3	Issuer in default.
4	Discount rate at time of purchase.
5	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its securities sold short and outstanding written option contracts.
6	7-day net yield.
7	At July 31, 2016, the cost of investments for federal tax purposes was $245,695,793. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; (b) securities sold short; (c) futures contracts; (d) written option contracts; and (e) outstanding foreign currency commitments was $19,544,328. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $32,350,148 and net unrealized depreciation from investments for those securities having an excess of cost over value of $12,805,820.
8	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2016.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
7

■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium) unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including, but not limited to, industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
8

The following is a summary of the inputs used, as of July 31, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$189,258,672	$—	$—	$189,258,672
International	17,270,253	9,351,820	—	26,622,073
Debt Securities:
Trade Finance Notes	—	—	43,525	43,525
U.S. Treasury	—	17,999,237	—	17,999,237
Exchange-Traded Funds	20,481,400	—	—	20,481,400
Purchased Put Options	3,476,250	—	—	3,476,250
Investment Company	7,358,964	—	—	7,358,964
TOTAL SECURITIES	$237,845,539	$27,351,057	$43,525	$265,240,121
Other Financial Instruments:[1]
Assets	$—	$2,066,520	$—	$2,066,520
Liabilities	(48,099,838)	(2,231,531)	—	(50,331,369)
OTHER FINANCIAL INSTRUMENTS	$(48,099,838)	$(165,011)	$—	$(48,264,849)
1	Other financial instruments include securities sold short, futures contracts, written option contracts and foreign exchange contracts.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
ETF	—Exchange-Traded Fund
GBP	—Great British Pound
NZD	—New Zealand Dollar
REITs	—Real Estate Investment Trusts
SPDR	—Standard & Poor's Depositary Receipts
9
Federated Strategic Value Dividend Fund
Portfolio of Investments
July 31, 2016 (unaudited)
Shares		Value
	COMMON STOCKS—97.6%
	Consumer Discretionary—2.8%
3,554,555	McDonald's Corp.	$418,193,396
	Consumer Staples—26.1%
8,218,841	Altria Group, Inc.	556,415,536
8,660,000	Diageo PLC	247,578,975
2,923,785	General Mills, Inc.	210,190,904
2,152,600	Kimberly-Clark Corp.	278,869,330
3,731,640	Kraft Heinz Co./The	322,376,379
1,085,700	PepsiCo, Inc.	118,254,444
6,775,478	Philip Morris International, Inc.	679,309,424
6,067,105	Procter & Gamble Co.	519,283,517
7,852,454	Reynolds American, Inc.	393,093,847
5,507,050	The Coca-Cola Co.	240,272,591
6,548,567	Unilever PLC	306,192,206
	TOTAL	3,871,837,153
	Energy—7.1%
42,189,000	BP PLC	239,311,816
4,680,749	Chevron Corp.	479,683,158
3,835,000	Exxon Mobil Corp.	341,123,250
	TOTAL	1,060,118,224
	Financials—6.0%
2,867,000	Crown Castle International Corp.	278,185,010
1,355,000	Digital Realty Trust, Inc.	141,543,300
2,225,500	National Retail Properties, Inc.	118,307,580
2,632,014	Omega Healthcare Investors	90,804,483
3,508,725	Ventas, Inc.	267,224,496
	TOTAL	896,064,869
	Health Care—19.6%
10,412,200	AbbVie, Inc.	689,600,006
2,660,000	AstraZeneca PLC	178,402,201
23,508,973	GlaxoSmithKline PLC	524,985,879
1,675,985	Johnson & Johnson	209,883,601
11,178,010	Merck & Co., Inc.	655,702,067
7,575,812	Sanofi	644,120,970
	TOTAL	2,902,694,724
	Telecommunication Services—18.1%
16,045,134	AT&T, Inc.	694,593,851
13,047,910	BCE, Inc.	624,888,609
12,508,241	Verizon Communications, Inc.	693,081,634
221,269,988	Vodafone Group PLC	673,126,370
	TOTAL	2,685,690,464
	Utilities—17.9%
2,088,015	American Electric Power Co., Inc.	144,699,439
2,150,000	Consolidated Edison Co.	172,172,000
3,727,295	Dominion Resources, Inc.	290,803,556
6,208,859	Duke Energy Corp.	531,416,242
38,812,919	National Grid PLC	556,785,791
10,226,905	PPL Corp.	385,656,587
1

Shares			Value
		COMMON STOCKS—continued
		Utilities—continued
10,738,068		Southern Co.	$574,486,638
		TOTAL	2,656,020,253
		TOTAL COMMON STOCKS (IDENTIFIED COST $11,781,049,519)	14,490,619,083
		INVESTMENT COMPANY—1.9%
278,944,555	[1]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.36%[2] (AT NET ASSET VALUE)	278,944,555
		TOTAL INVESTMENTS—99.5% (IDENTIFIED COST $12,059,994,074)[3]	14,769,563,638
		OTHER ASSETS AND LIABILITIES - NET—0.5%[4]	72,272,694
		TOTAL NET ASSETS—100%	$14,841,836,332
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $20,802 and $3,345, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period. At July 31, 2016, the Fund had no outstanding foreign exchange contracts.
1	Affiliated holding.
Transactions involving the affiliated holding during the period ended July 31, 2016, were as follows:

Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 10/31/2015	106,538,329
Purchases/Additions	2,118,408,740
Sales/Reductions	(1,946,002,514)
Balance of Shares Held 7/31/2016	278,944,555
Value	$278,944,555
Dividend Income	$697,423
2	7-day net yield.
3	At July 31, 2016, the cost of investments for federal tax purposes was $12,059,994,074. The net unrealized appreciation of investments for federal tax purposes was $2,709,569,564. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,897,809,724 and net unrealized depreciation from investments for those securities having an excess of cost over value of $188,240,160.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2016.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
2

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
3

The following is a summary of the inputs used, as of July 31, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$10,495,226,266	$—	$—	$10,495,226,266
International	624,888,609	3,370,504,208	—	3,995,392,817
Investment Company	278,944,555	—	—	278,944,555
TOTAL SECURITIES	$11,399,059,430	$3,370,504,208	$—	$14,769,563,638
4
Federated Managed Risk Fund
Portfolio of Investments
July 31, 2016 (unaudited)
Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—25.2%
		Consumer Discretionary—1.6%
20		Carter's, Inc.	$$2,025
68		Comcast Corp., Class A	4,573
92		Darden Restaurants, Inc.	5,664
349		Ford Motor Co.	4,418
77		Home Depot, Inc.	10,644
231	[1]	Houghton Mifflin Harcourt Co.	3,915
109		Lowe's Cos., Inc.	8,969
89		M.D.C. Holdings, Inc.	2,342
84		Nexstar Broadcasting Group, Inc., Class A	4,246
158		Sinclair Broadcast Group, Inc.	4,396
153	[1]	Starz Series A	4,625
51		TJX Cos., Inc.	4,168
27		Target Corp.	2,034
34	[1]	Tempur Sealy International, Inc.	2,571
76	[1]	Tenneco, Inc.	4,296
156		Tribune Co.	5,780
151	[1]	WCI Communities, Inc.	2,541
		TOTAL	77,207
		Consumer Staples—1.7%
189		Altria Group, Inc.	12,795
34		Campbell Soup Co.	2,117
130		ConAgra Foods, Inc.	6,079
102		Energizer Holdings, Inc.	5,256
74		General Mills, Inc.	5,320
455	[1]	Koninklijke Ahold Delhaize NV- ADR	10,824
47		Mondelez International, Inc.	2,067
61		Philip Morris International, Inc.	6,116
78		PepsiCo, Inc.	8,496
158		Snyders-Lance, Inc.	5,413
61	[1]	TreeHouse Foods, Inc.	6,295
219		Vector Group Ltd.	4,838
31		Wal-Mart Stores, Inc.	2,262
50		Walgreens Boots Alliance, Inc.	3,962
		TOTAL	81,840
		Energy—2.1%
215		Apache Corp.	11,287
184		Baker Hughes, Inc.	8,801
214		Canadian Natural Resources Ltd.	6,469
121		China Petroleum & Chemical Corp., ADR	8,689
266		ENI S.p.A, ADR	8,153
232		Golar LNG Ltd.	3,935
1,159	[1]	McDermott International, Inc.	6,003
61		National Oilwell Varco, Inc.	1,973
109		PBF Energy, Inc.	2,435

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Energy—continued
159		SemGroup Corp.	$4,605
159		Suncor Energy, Inc.	4,279
940		Technip SA	13,047
25		Tesoro Petroleum Corp.	1,904
210		Valero Energy Corp.	10,979
527	[1]	WPX Energy, Inc.	5,265
		TOTAL	97,824
		Financials—7.6%
210		Argo Group International Holdings Ltd.	10,897
31		Allstate Corp.	2,118
57		American Financial Group, Inc., Ohio	4,167
123		American International Group, Inc.	6,696
251		BGC Partners, Inc., Class A	2,226
986		Bank of America Corp.	14,287
24		Blackrock, Inc.	8,790
598		CNO Financial Group, Inc.	10,387
16		Chubb Ltd.	2,004
258	[1]	Colony Starwood Homes	8,452
194		Discover Financial Services	11,027
60		Equity Residential Properties Trust	4,079
512		FNB Corp.	6,118
169		First American Financial Corp.	7,066
345		First Potomac Realty Trust	3,488
163	[1]	Flagstar Bancorp, Inc.	4,305
247		Flushing Financial Corp.	5,511
216		General Growth Properties, Inc.	6,901
338		Great Western Bancorp, Inc.	11,211
468		Hartford Financial Services Group, Inc.	18,650
150		Healthcare Realty Trust, Inc.	5,424
98		Highwoods Properties, Inc.	5,461
384	[1]	Hilltop Holdings, Inc.	8,364
165		Hospitality Properties Trust	5,265
307		Invesco Mortgage Capital, Inc.	4,421
296		JPMorgan Chase & Co.	18,935
256		Kite Realty Group Trust	7,785
217		LaSalle Hotel Properties	5,978
929		Lexington Realty Trust	10,098
234		MB Financial, Inc.	8,983
417		Maiden Holdings Ltd.	5,825
42		Marsh & McLennan Cos., Inc.	2,762
247		NASDAQ, Inc.	17,478
746		New Residential Investment Corp.	10,198
524		Old Republic International Corp.	10,155
103		PNC Financial Services Group	8,513
274		Popular, Inc.	9,231
8		Public Storage	1,911
645		Radian Group, Inc.	8,320
19		Simon Property Group, Inc.	4,314
30		Sun Communities, Inc.	2,375

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Financials—continued
282		Synovus Financial Corp.	$8,584
323		Talmer Bancorp, Inc., Class A	6,789
149		The Bank of New York Mellon Corp.	5,871
21		The Travelers Cos., Inc.	2,441
107		U.S. Bancorp	4,512
44		Wells Fargo & Co.	2,111
265		WSFS Financial Corp.	9,325
181		Webster Financial Corp. Waterbury	6,509
221	[1]	Western Alliance Bancorp	7,521
		TOTAL	363,839
		Health Care—2.8%
51		Amgen, Inc.	8,774
54		Abbott Laboratories	2,416
132		Aetna, Inc.	15,208
37	[1]	Amsurg Corp.	2,775
56		Anthem, Inc.	7,355
13		Becton, Dickinson & Co.	2,288
138	[1]	Capital Senior Living Corp.	2,688
27		Cardinal Health, Inc.	2,257
155		GlaxoSmithKline PLC, Sponsored, ADR	6,986
121		Gilead Sciences, Inc.	9,616
74	[1]	Integra Lifesciences Corp.	6,236
151		Johnson & Johnson	18,910
153		Merck & Co., Inc.	8,975
119	[1]	Medicines Co.	4,654
90		Owens & Minor, Inc.	3,214
266		Pfizer, Inc.	9,813
191		Teva Pharmaceutical Industries, Ltd., ADR	10,218
71	[1]	Wellcare Health Plans, Inc.	7,583
207	[1]	Wright Medical Group NV	4,539
		TOTAL	134,505
		Industrials—3.5%
174		Actuant Corp.	4,133
120		Alaska Air Group, Inc.	8,066
144		Apogee Enterprises, Inc.	6,732
61		Boeing Co.	8,153
161		Barnes Group, Inc.	6,107
210	[1]	Colfax Corp.	6,166
89		Curtiss Wright Corp.	7,920
33		Deluxe Corp.	2,231
333		Donnelley (R.R.) & Sons Co.	5,967
80		Dun & Bradstreet Corp.	10,340
101		Eaton Corp PLC	6,404
81		Fluor Corp.	4,335
91		General Dynamics Corp.	13,367
52		Huntington Ingalls Industries, Inc.	8,974
96		Ingersoll-Rand PLC	6,361
28		Manpower Group, Inc.	1,943
375		Masco Corp.	13,680

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Industrials—continued
370		Mueller Water Products, Inc.	$4,388
199		Nielsen Holdings PLC	10,718
20		Northrop Grumman Corp.	4,333
23		Stanley Black & Decker, Inc.	2,799
36		Unifirst Corp.	4,208
21		United Technologies Corp.	2,261
146	[1]	WESCO International, Inc.	8,138
68		Waste Management, Inc.	4,496
118		Werner Enterprises, Inc.	2,964
43		Woodward, Inc.	2,517
		TOTAL	167,701
		Information Technology—2.8%
64		Apple, Inc.	6,669
53		Avnet, Inc.	2,178
348	[1]	Benchmark Electronics, Inc.	8,157
400		Brooks Automation, Inc.	5,012
69		CA, Inc.	2,391
285	[1]	CIENA Corp.	5,469
613		Cisco Systems, Inc.	18,715
253		Cypress Semiconductor Corp.	2,945
84		EMC Corp. Mass	2,375
54	[1]	ePlus, Inc.	4,542
338		Evertec, Inc.	5,814
215		Hewlett Packard Enterprise Co.	4,519
159	[1]	II-VI, Inc.	3,196
157	[1]	Infoblox, Inc.	2,939
79		Juniper Networks, Inc.	1,792
27		Lam Research Corp.	2,424
222		Microsoft Corp.	12,583
101		MKS Instruments, Inc.	4,614
327		Maxim Integrated Products, Inc.	13,335
51		Oracle Corp.	2,093
95	[1]	Q2 Holdings, Inc.	2,820
35		Synnex Corp.	3,519
34		TE Connectivity Ltd.	2,050
84		Taiwan Semiconductor Manufacturing Co.,Ltd., ADR	2,333
135		Texas Instruments, Inc.	9,416
		TOTAL	131,900
		Materials—1.1%
111		Avery Dennison Corp.	8,646
88		Cabot Corp.	4,285
412		Commercial Metals Corp.	6,815
118		Dow Chemical Co.	6,333
326		Olin Corp.	6,813
409	[1]	Owens-Illinois, Inc.	7,685
194	[1]	Summit Materials, Inc., Class A	4,295
190		Worthington Industries, Inc.	8,419
		TOTAL	53,291

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Telecommunication Services—0.6%
53		AT&T, Inc.	$2,294
94		BCE, Inc.	4,502
120		CenturyLink, Inc.	3,773
336		Verizon Communications	18,618
		TOTAL	29,187
		Utilities—1.4%
84		American Electric Power Co., Inc.	5,821
247		Aqua America, Inc.	8,556
47		DTE Energy Co.	4,584
57		Dominion Resources, Inc.	4,447
62		Duke Energy Corp.	5,307
75		Exelon Corp.	2,796
41		NextEra Energy, Inc.	5,260
96		PPL Corp.	3,620
191		Portland General Electric Co.	8,341
66		Public Service Enterprises Group, Inc.	3,037
33		Sempra Energy	3,692
66		Southern Co.	3,531
91	[1]	Spire, Inc.	6,315
		TOTAL	65,307
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,086,540)	1,202,601
		COMMERCIAL MORTGAGE-BACKED SECURITY—0.2%
		Commercial Mortgage—0.2%
$10,000		WF-RBS Commercial Mortgage Trust 2014-C25 AS, 3.984%, 11/15/2047 (IDENTIFIED COST $10,799)	11,140
		CORPORATE BONDS—0.4%
		Consumer Cyclical - Automotive—0.1%
5,000		American Honda Finance Co., Unsecd. Deb., Series MTN, 2.250%, 8/15/2019	5,158
		Consumer Cyclical - Retailers—0.1%
2,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 3.300%, 04/22/2024	2,214
		Financial Institution - Banking—0.1%
5,000		Comerica, Inc., 3.800%, 7/22/2026	5,255
		Technology—0.1%
5,000		Adobe Systems, Inc., Sr. Unsecd. Note, 3.250%, 02/01/2025	5,322
		TOTAL CORPORATE BONDS (IDENTIFIED COST $16,973)	17,949
		U.S. TREASURIES—6.4%
		U.S. Treasury Bonds—3.5%
9,180		U.S. Treasury Inflation-Protected Bond, 0.750%, 2/15/2045	9,552
12,165		U.S. Treasury Inflation-Protected Bond, 1.000%, 2/15/2046	13,599
44,779		U.S. Treasury Inflation-Protected Bond, 2.000%, 1/15/2026	52,753
21,335		U.S. Treasury Inflation-Protected Bond, Series TIPS of, 1.375%, 2/15/2044	25,469
34,397		U.S. Treasury Inflation-Protected Bond, Series TIPS of, 1.750%, 1/15/2028	40,437
19,115		U.S. Treasury Inflation-Protected Bond, Series TIPS of, 2.375%, 1/15/2025	22,833
		TOTAL	164,643
		U.S. Treasury Notes—2.9%
36,370		U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2018	36,670
15,386		U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2020	15,654

Shares, Principal Amount or Contracts			Value
		U.S. TREASURIES—continued
		U.S. Treasury Notes—continued
$2,026		U.S. Treasury Inflation-Protected Note, 0.375%, 7/15/2025	$2,093
10,109		U.S. Treasury Inflation-Protected Note, 0.625%, 1/15/2026	10,662
4,118		U.S. Treasury Inflation-Protected Note, Series A-2024, 0.625%, 1/15/2024	4,314
22,028		U.S. Treasury Inflation-Protected Note, Series D-2020, 1.250%, 7/15/2020	23,535
15,483		U.S. Treasury Inflation-Protected Note, Series D-2023, 0.375%, 7/15/2023	15,996
10,116		U.S. Treasury Inflation-Protected Note, Series D-2024, 0.125%, 7/15/2024	10,240
21,151		U.S. Treasury Inflation-Protected Note, Series X-2017, 0.125%, 4/15/2017	21,148
		TOTAL	140,312
		TOTAL U.S. TREASURIES (IDENTIFIED COST $292,688)	304,955
		EXCHANGE-TRADED FUNDS—4.9%
		Financials—4.9%
1,693		iShares Dow Jones U.S. Real Estate Index Fund	144,531
6,268	[1]	PowerShares DB Commodity Index Tracking Fund	89,507
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $241,371)	234,038
		PURCHASED CALL OPTION—0.5%
6,700		SPDR S&P 500 ETF Trust Strike Price: $215; Expiration Date: 08/19/2016 (IDENTIFIED COST $26,264)	24,723
		PURCHASED PUT OPTIONS—0.7%
6,400		SPDR S&P 500 ETF Trust Strike Price: $200; Expiration Date: 08/19/2016	736
5,200		SPDR S&P 500 ETF Trust Strike Price: $205; Expiration Date: 12/16/2016	5,330
5,400		SPDR S&P 500 ETF Trust Strike Price: $205; Expiration Date: 12/16/2016	23,652
1,400		SPDR S&P 500 ETF Trust Strike Price: $212; Expiration Date: 12/16/2016	2,891
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $75,361)	32,609
		INVESTMENT COMPANIES—61.0%[2]
2,589		Emerging Markets Core Fund	26,484
3,817		Federated Bank Loan Core Fund	38,205
11,205		Federated Emerging Markets Equity Fund, Institutional Shares	96,583
447,221		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.36%[3]	447,221
50,313		Federated Intermediate Corporate Bond Fund, IInstituitonal Shares	476,463
25,300		Federated International Leaders Fund, Class R6 Shares	728,902
7,647		Federated Kaufmann Large Cap Fund Class R6 Shares	150,729
20,344		Federated Mortgage Core Portfolio	204,868
56,286		Federated Project and Trade Finance Core Fund	524,585
3,495		Federated Prudent Bear Fund, Institutional Shares	71,118
23,510		High Yield Bond Portfolio	146,469
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $3,011,086)	2,911,627
		TOTAL INVESTMENTS—99.3% (IDENTIFIED COST $4,761,082)[4]	4,739,642
		OTHER ASSETS AND LIABILITIES - NET—0.7%[5]	30,055
		TOTAL NET ASSETS—100%	$4,769,697

At July 31, 2016, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
1S&P 500 E-Mini Index Long Futures	9	$975,690	September 2016	$398
[1]United States Treasury Bond Long Futures	1	$174,438	September 2016	$1,185
[1]United States Treasury Notes 2-Year Long Futures	1	$219,000	September 2016	$(49)
[1]United States Treasury Notes 5-Year Short Futures	1	$122,016	September 2016	$(573)
[1]United States Treasury Notes 10-Year Short Futures	1	$133,047	September 2016	$154
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$1,115
The average notional value of long and short futures contracts held by the Fund throughout the period was $429,733 and $821,203, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
At July 31, 2016, the Fund had the following outstanding written options contracts:
Security	Expiration Date	Exercise Price	Contracts	Value
SPDR S&P 500 ETF Trust (Put-Option)	December 2016	$190.00	5,400	$(11,745)
SPDR S&P 500 ETF Trust (Put-Option)	September 2016	$190.00	5,200	$(1,482)
SPDR S&P 500 ETF Trust (Put-Option)	September 2016	$200.00	1,400	$(903)
(PREMIUMS RECEIVED $ 19,534)				$(14,130)
The average market value of written option contracts held by the Fund throughout the period was $1,632. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
The average market value of purchased put and call options held by the Fund throughout the period was $34,547. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation on Futures Contracts and and Written Option Contracts is included in “Other Assets and Liabilities—Net.”
1	Non-income-producing security.
2	Affiliated holdings.
Transactions involving affiliated holdings during the period ended July 31, 2016, were as follows:
	Balance of Shares Held 10/31/2015	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 7/31/2016	Value	Dividend Income/ Allocated nvestment Income	Capital Gain Distributions/ Allocated Net Realized Gain/(Loss)
Emerging Markets Core Fund	—	3,765	(1,176)	2,589	$26,484	$172	$—
Emerging Markets Fixed Income Core Fund	705	329	(1,034)	—	$—	$1,105	$(596)
Federated Bank Loan Core Fund	2,914	2,079	(1,176)	3,817	$38,205	$1,013	$—
Federated Emerging Markets Equity Fund, Institutional Shares	12,198	1,166	(2,159)	11,205	$96,583	$832	$—
Federated Institutional Prime Value Obligations Fund, Institutional Shares	321,370	1,649,509	(1,523,658)	447,221	$447,221	$1,074	$—
Federated Intermediate Corporate Bond Fund, Institutional Shares	49,953	19,405	(19,045)	50,313	$476,463	$11,173	$561
Federated International Leaders Fund, Class R6 Shares	28,670	4,119	(7,489)	25,300	$728,902	$15,005	$—
Federated Kaufmann Large Cap Fund, Class R6 Shares	8,206	948	(1,507)	7,647	$150,729	$11	$11
Federated Mortgage Core Portfolio	15,908	7,644	(3,208)	20,344	$204,868	$3,939	$—
Federated Project and Trade Finance Core Fund	61,028	1,885	(6,627)	56,286	$524,585	$17,176	$—
Federated Prudent Bear Fund, Institutional Shares	34,500	3,742	(34,747)	3,495	$71,118	$—	$—
High Yield Bond Portfolio	26,519	2,842	(5,851)	23,510	$146,469	$7,195	$—
TOTAL OF AFFLIATED TRANSACTIONS	561,971	1,697,433	(1,607,677)	651,727	$2,911,627	$58,695	$24

3	7-day net yield.
4	At July 31, 2016, the cost of investments for federal tax purposes was $4,749,384. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/[depreciation resulting from : a) futures contracts; b) written options was $14,437. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $176,051 and net unrealized depreciation from investments for those securities having an excess of cost over value of $190,488.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2016.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities including shares of exchange traded funds listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Global Investment Management Corp., Federated Investment Management Company and Federated Equity Management Company of Pennsylvania (collectively, the “Co-Advisers”) certain of the Co-Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Co-Advisers based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Co-Advisers determine that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;

■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Co-Advisers determine that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of July 31, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$1,076,605	$—	$—	$1,076,605
International	125,996	—	—	125,996
Debt Securities:
Commercial Mortgage-backed Securities	—	11,140	—	11,140
Corporate Bonds	—	17,949	—	17,949
U.S. Treasuries	—	304,955	—	304,955
Exchange-Traded Funds	234,038	—	—	234,038
Purchased Call Option	24,723	—	—	24,723
Purchased Put Options	32,609	—	—	32,609
Investment Companies[1]	940,611		—	2,911,627
TOTAL SECURITIES	$2,434,582	$334,044	$—	$4,739,642
Other Financial Instruments:[2]
Assets	1,737	—	—	1,737
Liabilities	(14,752)			(14,752)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(13,015)	$—	$—	$(13,015)
1	As permitted by generally accepted accounting principles, Investment Companies valued at $ 1,971,016 are measured at fair value using the net asset value (NAV) per share practical expedient and have not been categorized in the chart above but are included in the Total column. The price of shares redeemed in Emerging Markets Core Fund, Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio is the next determined NAV after receipt of a shareholder redemption request. The price of shares redeemed of Federated Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
2	Other financial instruments include securities futures contracts and written options.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
ETF	—Exchange-Traded Fund
MTN	—Medium Term Note
SPDR	—Standard & Poor's Depositary Receipt
TIPS	—Treasury Inflation Protected Notes
9

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Equity Funds

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date September 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date September 22, 2016

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date September 22, 2016